Other current assets - Schedule of other current assets (Detail)		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other current assets
Interest receivable			¥ 53,484,027	¥ 61,145,183
Value-added tax recoverable			62,336,003	57,328,066
Funds receivable from third party payment service provider	[1]		69,263,440	47,029,453
Content rights			10,589,085	35,175,308
Others			8,637,038	24,835,846
Total		$ 29,206,278	¥ 204,309,593	¥ 225,513,856

[1]	The Group opened accounts with external online payment service providers to collect funding from users.